Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 18, 2015	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Weighted average interest rate		5.70%	5.50%
Amount outstanding		$ 199,875	$ 201,925
Term Loan B
Debt Instrument [Line Items]
Issuance date		Jun. 18, 2015
Debt instrument face amount	$ 205,000
Maturity date		Jun. 18, 2020
Frequency of periodic payment		quarterly
Installment as percentage of principal amount	0.25%
Interest rate description		LIBOR
Payment terms		The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.
Interest rate percentage	4.50%
Amount outstanding		$ 199,875	$ 201,925
Minimum | Term Loan B
Debt Instrument [Line Items]
Interest coverage ratio		375.00%
Maximum | Term Loan B
Debt Instrument [Line Items]
Loan to value ratio		85.00%